Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	WESMARK FUNDS
Entity Central Index Key	0001007226
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000014907
Shareholder Report [Line Items]
Fund Name	WesMark Balanced Fund
Trading Symbol	WMBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark Balanced Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%
AssetsNet	$ 96,513,735
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 351,530
InvestmentCompanyPortfolioTurnover	6.00%
C000014908
Shareholder Report [Line Items]
Fund Name	WesMark Government Bond Fund
Trading Symbol	WMBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark Government Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
AssetsNet	$ 172,199,632
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 509,029
InvestmentCompanyPortfolioTurnover	3.00%
C000014909
Shareholder Report [Line Items]
Fund Name	WesMark Large Company Fund
Trading Symbol	WMKGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark Large Company Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
AssetsNet	$ 331,778,055
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,189,604
InvestmentCompanyPortfolioTurnover	17.00%
C000014910
Shareholder Report [Line Items]
Fund Name	WesMark Small Company Fund
Trading Symbol	WMKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark Small Company Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
AssetsNet	$ 143,161,698
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 499,932
InvestmentCompanyPortfolioTurnover	19.00%
C000179136
Shareholder Report [Line Items]
Fund Name	WesMark Tactical Opportunity Fund
Trading Symbol	WMKTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark Tactical Opportunity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%
Performance Inception Date	Mar. 01, 2017
AssetsNet	$ 47,655,110
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 172,051
InvestmentCompanyPortfolioTurnover	15.00%
C000014911
Shareholder Report [Line Items]
Fund Name	WesMark West Virginia Municipal Bond Fund
Trading Symbol	WMKMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about WesMark West Virginia Municipal Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wesmarkfunds.com. You can also request this information by contacting us at 1-800-864-1013.
Additional Information Phone Number	1-800-864-1013
Additional Information Website	www.wesmarkfunds.com
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
AssetsNet	$ 86,185,358
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 258,274
InvestmentCompanyPortfolioTurnover	10.00%